LONG-TERM BORROWINGS (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Long-term borrowings
Long-term loans			$ 101,697		$ 38,884
Total long-term borrowings			101,697		38,884
Weighted average effective interest rate (as a percent)	10.50%	10.50%
Long-term loans due within one year			72,640		138,077
NCI Health
Long-term borrowings
Cash consideration- equity method								$ 119,363
iKang Online | NCI Health
Long-term borrowings
Cash consideration- equity method						¥ 425,000,000	$ 65,321
Short-term borrowings | Guiyang GYB Financial Leasing Co., Ltd
Long-term borrowings
Finance lease payment due within one year					2,567
Long-term loans
Long-term borrowings
Amount borrowed									¥ 1,400,000,000	$ 203,393
Interest expense		$ 17,317	11,768	$ 2,869
Weighted average effective interest rate (as a percent)	11.10%	11.10%
Fair value of long-term borrowing			$ 101,697		38,884
Long-term loans | Guiyang GYB Financial Leasing Co., Ltd
Long-term borrowings
Interest expense		$ 158
Weighted average effective interest rate (as a percent)	6.65%	6.65%
Proceeds from sale of medical equipment	¥ 60,000,000	$ 9,565
Loss on sale of medical equipment	¥ 6,004,400,000	$ 908
Lease term	45 months	45 months
Long-term loans due within one year					6,998
Long-term loans | iKang Online
Long-term borrowings
Amount borrowed	¥ 200,000,000				$ 31,886
Interest expense		$ 199
Weighted average effective interest rate (as a percent)	10.50%	10.50%